Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 08, 2023	Oct. 31, 2023	Oct. 31, 2022	Jan. 11, 2022	Oct. 31, 2021	Sep. 08, 2021	Jun. 22, 2021	Oct. 31, 2020	Oct. 16, 2020	Oct. 31, 2019	Oct. 31, 2018	Sep. 12, 2018	Oct. 31, 2017	Nov. 16, 2016	Oct. 31, 2016	Feb. 23, 2016
C000165025
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small/Mid Cap Growth Alpha ETF
Account Value	$ 30,021													$ 22,822	$ 21,888		$ 27,917			$ 21,507		$ 18,071	$ 16,640		$ 14,941		$ 11,660	$ 10,000
C000165024
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Growth Alpha ETF
Account Value	$ 27,012													20,102	19,667		27,743			19,775		17,689	16,164		14,626		11,354	10,000
C000173876
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Income ETF
Account Value	$ 12,411													11,571	10,995		11,126			11,109		10,786	10,376		10,187	$ 10,000
C000204446
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mortgage-Backed Securities ETF
Account Value	$ 10,934													9,742	9,798		11,512			11,412		10,802	9,906	$ 10,000
C000222294
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson AAA CLO ETF
Account Value	$ 11,833													10,947	10,061		10,210			9,958	$ 10,000
C000227173
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson U.S. Real Estate ETF
Account Value	$ 10,816													8,214	8,756		10,790		$ 10,000
C000230327
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Corporate Bond ETF
Account Value	$ 9,383													8,128	8,021		9,912	$ 10,000
C000230326
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson U.S. Sustainable Equity ETF
Account Value	$ 10,972													8,251	7,632		10,152	10,000
C000232781
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson B-BBB CLO ETF
Account Value	$ 11,913													10,451	9,006	$ 10,000
C000246278
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Securitized Income ETF
Account Value	$ 10,965	$ 11,074	$ 10,943	$ 10,826	$ 10,656	$ 10,574	$ 10,426	$ 10,486	$ 10,376	$ 10,435	$ 10,337	$ 10,116	$ 10,000
Janus Henderson Small/Mid Cap Growth Alpha Index
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small/Mid Cap Growth Alpha Index
Account Value	$ 30,958													23,461	22,435		28,540			21,924		18,354	16,835		15,058		11,706	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,570													24,352	22,469		26,915			18,704		16,981	14,962		14,036		11,322	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,090													10,032	9,996		11,856			11,913		11,218	10,061		10,271	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,915													9,874	9,838		11,668			11,724		11,041	9,902	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,267													8,383	8,353		9,906			9,954	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 13,459													9,763	9,008		10,791		10,000
Bloomberg U.S. Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 9,339													8,218	7,997		9,943	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 13,265													9,611	8,726		10,219	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,488													8,583	8,552	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,766	11,040	10,894	10,740	10,495	10,396	10,223	10,488	10,392	10,541	10,570	10,180	10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,570													24,352	22,469		26,915			18,704		16,981	14,962		14,036		11,322	10,000
Russell 2500™ Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Account Value	$ 27,185													20,256	21,278		29,301			21,368		17,557	15,708		14,887		11,445	10,000
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 24,733													18,121	19,617		26,517			19,153		16,894	15,878		15,248		11,640	10,000
Janus Henderson Small Cap Growth Alpha Index
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Growth Alpha Index
Account Value	$ 27,717													20,569	20,065		28,227			20,077		17,892	16,253		14,717		$ 11,397	$ 10,000
FTSE 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,818													11,192	10,666		10,573			10,567		10,477	10,237		$ 10,069	$ 10,000
Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Account Value	$ 10,476													9,401	9,479		11,157			11,222		$ 10,796	$ 9,917	$ 10,000
J.P. Morgan CLOIE AAA Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CLOIE AAA Index
Account Value	$ 11,913													11,051	10,131		10,223			$ 9,979	$ 10,000
FTSE Nareit Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Account Value	$ 11,242													8,218	8,752		10,740		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,284													8,398	8,368		$ 9,925	$ 10,000
JP Morgan CLO BBB Index
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan CLO BBB Index
Account Value	$ 12,545													$ 10,868	$ 9,198	$ 10,000
ICE BofA U.S. ABS & CMBS Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. ABS & CMBS Index
Account Value	$ 10,848	$ 10,930	$ 10,821	$ 10,722	$ 10,573	$ 10,496	$ 10,384	$ 10,460	$ 10,386	$ 10,412	$ 10,301	$ 10,097	$ 10,000